Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000017876 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017876 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017876 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000017876 | Technology
Holdings [Line Items]
Percent of Net Asset Value	71.10%
C000017877 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000017874 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000017874 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000017874 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017874 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000017874 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017874 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017874 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000017875 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000017875 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017875 | Technology
Holdings [Line Items]
Percent of Net Asset Value	69.60%
C000017875 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000017879 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017879 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017879 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000017879 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000017879 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000017879 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017878 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000017878 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017878 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000017878 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000017878 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017878 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000017878 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017873 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000017873 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000017873 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000017873 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000017873 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.60%